RELATED PARTIES BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended
	Oct. 10, 2024	Jun. 08, 2023	Nov. 24, 2025	Feb. 20, 2025	Jul. 18, 2024	Apr. 15, 2024	Dec. 31, 2025
Related Party Transaction [Line Items]
Options granted						7,798
Valuation of options							$ 64
Two Board Members And Chairman
Related Party Transaction [Line Items]
Options granted		450
Valuation of options		$ 174
Board Of Directors Chairman
Related Party Transaction [Line Items]
Options granted	311
Valuation of options	$ 1
Four Board Members And Chairman
Related Party Transaction [Line Items]
Options granted					1,953
Valuation of options					$ 27
Two board members and chairman of board of directors and to three officers [Member]
Related Party Transaction [Line Items]
Options granted				33,514
Valuation of options				$ 550
Board member and chairman of board of directors [Member]
Related Party Transaction [Line Items]
Options granted			311
Valuation of options			$ 1